Financial Instruments - Disclosure Details of Investments in Private Market Funds (Detail) - Brazil [Member] - Vinci Monalisa FIM Credito Privado IE [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	R$ 1,233,828
Private Equity Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	18,768
Private Equity Funds [Member] | Vinci Impacto Ret IV FIP Multiestrategia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	2,042
Private Equity Funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	13,446
Private Equity Funds [Member] | Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	1,023
Private Equity Funds [Member] | Other Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	R$ 2,257